Impairment Charges	12 Months Ended
Feb. 01, 2014
Impairment Charges

7. Impairment Charges

Impairment charges recorded during Fiscal 2013, Fiscal 2012 and Fiscal 2011 amounted to $3.2 million, $11.5 million and $1.7 million, respectively, and are primarily related to declines in revenues and operating results of the respective stores. Impairment charges during these periods related to the following:

	(in thousands)
	Fiscal Year Ended
Asset Categories	February 1, 2014	February 2, 2013	January 28, 2012
Favorable Leases	$—	$6,275	$165
Leasehold Improvements	1,575	1,885	652
Building/Building Improvements	81	1,814	—
Furniture and Fixtures	970	950	457
Land	4	558	—
Other Assets	465	—	410
Other Property and Equipment	85	57	51

Total	$3,180	$11,539	$1,735

The Company’s annual impairment analysis resulted in the impairment of store level assets related to seven stores in Fiscal 2013, 12 stores in Fiscal 2012 and seven stores in Fiscal 2011. During Fiscal 2013, Fiscal 2012 and Fiscal 2011, the Company also recorded impairment charges for capital expenditures for previously impaired stores.

As noted above, long-lived assets are measured at fair value on a non-recurring basis for purposes of calculating impairment using the fair value hierarchy of ASC Topic No. 820 “Fair Value Measurements” (Topic No. 820). Of the seven stores that were impaired during Fiscal 2013, three stores were fully impaired and therefore had zero fair value as of February 1, 2014 and would be (categorized as Level 3 in the fair value hierarchy described in Note 17, “Fair Value of Financial Instruments.” Of the remaining four stores that were partially impaired during Fiscal 2013, the table below sets forth by level within the fair value hierarchy their fair value subsequent to impairment charges as of February 1, 2014:

	(in thousands)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- Observable Inputs (Level 3)	Total	Total Impairment Losses
Leasehold Improvements	$—	$—	$1,803	$1,803	$1,575
Building/Building Improvements	—	1,517	—	1,517	81
Furniture and Fixtures	—	15	1,361	1,376	970
Land	—	713	—	713	4
Other Assets	—	—	1,471	1,471	465
Other Property and Equipment	—	5	178	183	85

Total	$—	$2,250	$4,813	$7,063	$3,180